Note 10 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current	$ 4,248	$ 2,135
Deferred	473	3,425
Federal Income Tax Expense (Benefit), Continuing Operations	4,721	5,560
Current	927	1,384
Deferred	321	(99)
State and Local Income Tax Expense (Benefit), Continuing Operations	1,248	1,285
Income tax	$ 5,969	$ 6,845